Schedule of RSUs granted and related grant details (Details) $ in Thousands			12 Months Ended
		Mar. 24, 2025 Integer	Jun. 30, 2025 CAD ($) Integer	Jun. 30, 2024 CAD ($) Integer
IfrsStatementLineItems [Line Items]
Number of Warrants, Granted | Integer		2,394,367	2,394,367
Expenses on RSU.			$ 159	$ 795
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of Warrants, Granted | Integer			520,058
Expenses on RSU.			$ 1,608	$ 65
Restricted share units [member] | Exercise Price 1 [member]
IfrsStatementLineItems [Line Items]
Grant date	[1]		Jan. 13, 2025
Number of Warrants, Granted | Integer			200,000
Grant value			$ 590
Expenses on RSU.			$ 590
Vesting date	[2]		Apr. 15, 2025
Restricted share units [member] | Exercise Price 2 [member]
IfrsStatementLineItems [Line Items]
Grant date	[3]		Feb. 18, 2025
Number of Warrants, Granted | Integer			1,913
Grant value			$ 13
Expenses on RSU.			$ 13
Vesting date	[2]		Feb. 19, 2025
Restricted share units [member] | Exercise Price 3 [member]
IfrsStatementLineItems [Line Items]
Grant date	[4]		Apr. 02, 2025
Number of Warrants, Granted | Integer			20,000
Grant value			$ 67
Expenses on RSU.			$ 63
Vesting date	[2]		Aug. 01, 2025
Restricted share units [member] | Exercise Price 4 [member]
IfrsStatementLineItems [Line Items]
Grant date	[5]		Apr. 08, 2025
Number of Warrants, Granted | Integer			281,468
Grant value			$ 980
Expenses on RSU.			$ 930
Vesting date	[2]		Apr. 14, 2025
Restricted share units [member] | Exercise Price 5 [member]
IfrsStatementLineItems [Line Items]
Grant date	[6]		Jun. 24, 2025
Number of Warrants, Granted | Integer			16,677
Grant value			$ 41
Expenses on RSU.			$ 12
Vesting date	[2]		Jul. 15, 2025

[1]	RSUs vested monthly in equal tranches over four months beginning on January 15, 2025.
[2]	Vesting Date reflects the final vesting date if vesting occurs in tranches over a period of time.
[3]	RSUs vested on February 19, 2025.
[4]	RSUs will vest monthly in equal tranches over four months beginning on May 15, 2025.
[5]	RSUs vested on April 14, 2025.
[6]	RSUs will vest on July 15, 2025.